Trade and other payables (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Included within non-current liabilities:
Other payables	€ 314	€ 30
Accruals	159	154
Deferred income	237	204
Derivative financial instruments	2,133	1,349
Total trade and other non-current payables	2,843	1,737
Included within current liabilities:
Trade payables	6,185	6,212
Amounts owed to associates and joint ventures	27	14
Other taxes and social security payable	1,177	1,261
Other payables	1,346	1,220
Accruals	5,579	5,683
Deferred income	1,678	1,716
Derivative financial instruments	250	728
Total trade and other current payables	€ 16,242	€ 16,834